Angel Oak Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 39.3%	Par	Value
ATLX Trust
Series 2024-RPL1, Class A2, 4.27%, 04/25/2064 (a)(b)	$1,500,000	$1,432,011
Series 2024-RPL1, Class M1, 4.27%, 04/25/2064 (a)(b)	5,000,000	4,689,275
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.56% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	200,000	217,091
Series 2023-1, Class M1B, 9.11% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	1,000,000	1,040,226
Series 2024-1, Class M2, 9.46% (30 day avg SOFR US + 4.60%), 08/25/2034 (a)	900,000	923,361
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060 (a)(b)	211,713	202,388
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(c)	475,074	460,057
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(c)	950,147	919,040
Cascade Funding Mortgage Trust, Series 2024-R1, Class M1, 4.00%, 10/25/2054 (a)	1,000,000	910,452
Chase Mortgage Finance Corp.
Series 2024-4, Class B4, 6.23%, 03/25/2055 (a)(b)	2,045,030	1,924,482
Series 2024-5, Class B4, 6.30%, 04/25/2055 (a)(b)	1,906,524	1,800,023
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	243,455
COLT Funding LLC
Series 2021-5, Class B1, 4.16%, 11/26/2066 (a)(b)	2,000,000	1,757,000
Series 2022-3, Class B1, 4.22%, 02/25/2067 (a)(b)	2,000,000	1,685,612
Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	576,339	553,305
Series 2022-4, Class B1, 4.69%, 03/25/2067 (a)(b)	2,000,000	1,830,986
Series 2022-5, Class B1, 4.63%, 03/25/2067 (a)(b)	1,250,000	1,131,354
Series 2022-7, Class B1, 6.30%, 04/25/2067 (a)(b)	3,916,000	3,737,376
Series 2023-3, Class B1, 7.90%, 09/25/2068 (a)(b)	2,500,000	2,531,878
Series 2024-INV1, Class A3, 6.48%, 12/25/2068 (a)(c)	460,342	463,249
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066 (a)(b)	160,291	135,332
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067 (a)(c)	212,439	209,254
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066 (a)(b)	400,000	296,011
Series 2022-1, Class B1, 4.28%, 01/25/2067 (a)(b)	500,000	400,397
Series 2022-3, Class A3, 5.30%, 07/25/2067 (a)(b)	273,922	274,877
Eagle Re Ltd., Series 2023-1, Class M2, 10.06% (30 day avg SOFR US + 5.20%), 09/26/2033 (a)	750,000	786,585
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(b)	315,000	214,297
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	700,000	462,608
Series 2022-4, Class A3, 5.90%, 09/25/2067 (a)(c)	119,721	122,059
Series 2024-NQM1, Class B1A, 0.00%, 11/25/2069 (a)(b)	1,000,000	999,972
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054 (a)(b)	871,574	889,349
Series 2024-HE4, Class C, 5.30%, 09/25/2054 (a)(b)	1,057,343	1,054,194
GCAT Trust
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065 (a)(b)	946,000	827,462
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066 (a)(b)	210,280	181,972
Series 2023-NQM2, Class B1, 6.97%, 11/25/2067 (a)(b)	150,000	149,232
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	842,561	689,290
Series 2024-PJ7, Class B4, 6.72%, 11/25/2054 (a)(b)	1,529,000	1,395,161
Series 2024-PJ8, Class B5, 6.95%, 02/25/2055 (a)(b)	1,262,000	1,095,456
Series 2024-PJ8, Class B6, 6.95%, 02/25/2055 (a)(b)	1,734,641	1,247,044
Series 2024-RPL4, Class M1, 4.01%, 09/25/2061 (a)(b)	1,500,000	1,327,521
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	998,290	957,803
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.42%, 06/25/2029 (a)(b)	21,186	20,185
Series 2019-INV3, Class B5, 4.36%, 05/25/2050 (a)(b)	1,673,848	1,473,241
Series 2020-2, Class B4, 3.82%, 07/25/2050 (a)(b)	342,270	301,594
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	340,316	299,334
Series 2020-4, Class B2, 3.64%, 11/25/2050 (a)(b)	1,175,443	1,029,471
Series 2023-6, Class B4, 6.21%, 12/26/2053 (a)(b)	524,571	479,270
Series 2023-7, Class B4, 6.29%, 02/25/2054 (a)(b)	1,035,500	932,415
Series 2024-1, Class B6, 6.51%, 06/25/2054 (a)(b)	2,285,608	1,662,346
Series 2024-10, Class B2, 7.00%, 03/25/2055 (a)(b)	2,000,000	2,113,598
Series 2024-10, Class B4, 7.00%, 03/25/2055 (a)(b)	3,554,000	3,482,433
Series 2024-10, Class B5, 7.00%, 03/25/2055 (a)(b)	1,421,000	1,248,206
Series 2024-8, Class B3, 7.04%, 01/25/2055 (a)(b)	4,809,162	4,904,047
Series 2024-9, Class B5, 7.02%, 02/25/2055 (a)(b)	1,339,000	1,194,889
L Street Securities, Series 2015-WF1, Class 1M2, 10.22% (30 day avg SOFR US + 5.36%), 11/25/2025 (a)	29,678	30,185
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (a)(c)	1,004,897	1,007,657
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	426,190	366,189
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	407,745	352,401
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.57%, 09/25/2053 (a)(b)	1,198,000	1,105,350
New Residential Mortgage Loan Trust
Series 2017-5A, Class B4, 6.55%, 06/25/2057 (a)(b)	282,487	277,310
Series 2019-2A, Class B6, 4.78%, 12/25/2057 (a)(b)	1,428,408	1,097,976
Oaktown Re
Series 2021-2, Class B1, 9.26% (30 day avg SOFR US + 4.40%), 04/25/2034 (a)	500,000	512,149
Series 2021-2, Class M1B, 7.76% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	2,000,000	2,032,796
Onslow Bay Mortgage Loan Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059 (a)(b)	115,709	113,436
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,593,860	1,303,921
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062 (a)(b)	379,550	384,166
Pretium Mortgage Credit Partners LLC
Series 2021-NPL2, Class A1, 4.99%, 06/27/2060 (a)(c)	51,598	51,520
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051 (a)(c)	62,458	62,303
Series 2021-RN1, Class A1, 4.99%, 02/25/2061 (a)(c)	833,790	823,307
Series 2022-NPL1, Class A1, 2.98%, 01/25/2052 (a)(c)	344,999	347,544
Series 2024-NPL3, Class A2, 10.04%, 04/27/2054 (a)(c)	1,000,000	1,021,719
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(c)	990,355	989,880
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054 (a)(c)	1,000,000	1,002,199
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (a)(c)(d)	1,000,000	1,007,991
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058 (a)(c)	425,592	440,572
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038 (a)	235,000	222,668
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (a)	200,000	191,245
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (a)(c)	405,108	396,959
Series 2021-9, Class A1, 5.36%, 10/25/2026 (a)(c)	1,033,836	1,035,654
Series 2022-NQM1, Class B1, 5.43%, 08/25/2067 (a)(b)	1,500,000	1,440,152
Series 2024-1, Class A1, 6.96%, 02/25/2029 (a)(c)	453,207	452,839
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(c)	918,114	928,527
Series 2024-2, Class A2, 10.04%, 03/25/2029 (a)(c)	1,500,000	1,516,030
Series 2024-3, Class A2, 9.56%, 05/25/2029 (a)(c)	1,000,000	1,011,784
Series 2024-5, Class A1, 5.69%, 09/25/2029 (a)(c)	486,847	485,557
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054 (a)(c)	250,000	220,716
Series 2024-RCF1, Class M2, 4.00%, 01/25/2054 (a)(c)	250,000	208,075
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054 (a)(c)	2,000,000	1,854,434
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054 (a)(c)	1,850,000	1,659,000
Radnor RE Ltd.
Series 2021-1, Class M2, 8.01% (30 day avg SOFR US + 3.15%), 12/27/2033 (a)	1,000,000	1,018,153
Series 2024-1, Class M1C, 8.36% (30 day avg SOFR US + 3.50%), 09/25/2034 (a)	500,000	507,750
Series 2024-1, Class M2, 8.86% (30 day avg SOFR US + 4.00%), 09/25/2034 (a)	1,000,000	1,019,653
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	333,469
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	2,651,427	2,308,600
Rithm Capital Corp.
Series 2015-1A, Class B6, 5.20%, 05/28/2052 (a)(b)	906,858	677,511
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039 (a)	700,000	620,929
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(b)	191,444	180,755
Series 2022-INV1, Class A3, 4.65%, 04/25/2067 (a)(b)	451,856	430,214
Series 2023-FIG3, Class A, 7.07%, 08/25/2053 (a)(b)	797,717	829,954
Series 2023-FIG3, Class B, 7.71%, 08/25/2053 (a)	797,717	824,693
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	1,700,293	1,761,947
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048 (a)(b)	175,282	156,943
Series 2023-2, Class B4, 5.05%, 03/25/2053 (a)(b)	1,419,283	1,254,273
Series 2023-4, Class B4, 6.25%, 11/25/2053 (a)(b)	1,453,881	1,328,668
Series 2024-1, Class A13, 6.00%, 01/25/2054 (a)(b)	700,000	706,528
Series 2024-2, Class B4, 6.43%, 03/25/2054 (a)(b)	1,451,127	1,377,913
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	1,552,711	1,318,857
Series 2021-2, Class A1, 1.74%, 12/25/2061 (a)(b)	366,538	305,176
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	591,593	492,325
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049 (a)(b)	500,000	457,182
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(b)	600,000	500,183
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(b)	1,000,000	689,252
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	1,002,193	926,786
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.37%, 10/25/2057 (a)(b)	3,000,000	2,233,647
Series 2018-5, Class B3, 3.46%, 07/25/2058 (a)(b)	2,000,000	1,457,310
Series 2019-1, Class B2, 3.79%, 03/25/2058 (a)(b)	2,000,000	1,667,228
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	2,000,000	1,847,960
Triangle Re Ltd., Series 2021-3, Class M2, 8.61% (30 day avg SOFR US + 3.75%), 02/25/2034 (a)	500,000	515,470
Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.55%, 07/17/2038 (a)	200,000	190,758
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066 (a)(b)	926,000	696,299
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(b)	638,672	529,841
Series 2021-6, Class M1, 2.94%, 10/25/2066 (a)(b)	290,000	200,492
Series 2021-7, Class B1, 4.14%, 10/25/2066 (a)(b)	400,000	289,457
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	2,234,987	2,058,394
Series 2022-7, Class B1, 5.36%, 07/25/2067 (a)(b)	1,100,000	1,064,150
Series 2022-8, Class A3, 6.13%, 09/25/2067 (a)(c)	324,095	332,631
Series 2022-INV1, Class B1, 5.82%, 08/25/2067 (a)(b)	1,500,000	1,475,297
Series 2023-1, Class A2, 6.56%, 12/25/2067 (a)(c)	467,399	471,369
Series 2023-8, Class M1, 7.45%, 12/25/2068 (a)(b)	850,000	880,098
Series 2023-INV1, Class A2, 6.56%, 02/25/2068 (a)(c)	521,921	525,948
Series 2023-INV1, Class M1, 7.54%, 02/25/2068 (a)(b)	126,000	125,903
Vista Point Securitization Trust
Series 2024-CES1, Class B1, 8.87%, 05/25/2054 (a)(b)	1,250,000	1,285,521
Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(c)	500,000	493,666
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $124,078,171)		125,632,890

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 23.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QG4323, 6.00%, 06/01/2053	1,371,648	1,386,267
Pool QI2043, 6.00%, 03/01/2054	994,046	1,005,572
Pool QI4343, 4.50%, 04/01/2054	2,953,712	2,813,393
Pool QJ6482, 5.00%, 10/01/2054	500,000	486,305
Pool QJ7677, 5.50%, 11/01/2054	2,500,000	2,483,285
Pool RA7673, 4.50%, 07/01/2052	877,419	834,640
Pool RJ1366, 5.00%, 04/01/2054	977,268	950,196
Pool RJ1430, 6.00%, 05/01/2054	940,607	948,281
Pool SD2500, 5.00%, 03/01/2053	1,381,623	1,343,349
Pool SD5143, 6.00%, 04/01/2054	941,028	950,469
Pool SD5709, 6.00%, 07/01/2054	980,479	993,686
Pool SD6195, 5.00%, 10/01/2053	983,735	961,402
Pool SD6443, 6.00%, 10/01/2053	9,776,114	9,846,698
Pool SD8383, 5.50%, 12/01/2053	946,679	937,983
Federal National Mortgage Association
Pool BW5186, 5.00%, 11/01/2052	900,258	876,444
Pool BY3429, 5.50%, 06/01/2053	3,543,074	3,512,742
Pool DB3770, 5.50%, 05/01/2054	988,261	979,801
Pool DB4019, 6.00%, 05/01/2054	1,492,688	1,510,463
Pool DC1302, 5.00%, 08/01/2054	997,413	976,329
Pool DC3426, 5.00%, 09/01/2054	998,662	972,869
Pool FS7280, 5.00%, 03/01/2053	935,212	911,643
Pool FS7798, 6.00%, 06/01/2054	985,041	995,539
Pool FS8870, 5.00%, 09/01/2053	2,938,006	2,869,472
Pool FS9409, 5.50%, 10/01/2054	6,000,000	5,967,384
Pool MA4733, 4.50%, 09/01/2052	9,525,356	9,054,985
Pool 000TBA, 5.00%, 11/15/2040	5,000,000	4,858,520
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	873,844	853,972
Pool MA8491, 5.50%, 12/20/2052	166,382	165,497
Pool MA8570, 5.50%, 01/20/2053	5,681,891	5,651,669
Pool MA8725, 5.00%, 03/20/2053	449,065	438,853
Pool MA8727, 6.00%, 03/20/2053	753,031	758,792
Pool MA8948, 5.50%, 06/20/2053	820,497	816,133
Pool MA9017, 5.50%, 07/20/2053	1,356,448	1,349,233
Pool MA9018, 6.00%, 07/20/2053	822,976	829,271
Pool MA9106, 5.50%, 08/20/2053	3,163,514	3,146,687
Pool MA9171, 5.50%, 09/20/2053	1,088,349	1,082,560
Pool MA9305, 5.50%, 11/20/2053	696,178	692,475
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $76,203,774)		75,212,859

ASSET-BACKED SECURITIES - 18.9%	Par	Value
Automobile - 7.3%
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 06/17/2030 (a)	700,000	707,791
BOF URSA Funding Trust, Series 2024-CAR1, Class E, 8.46% (30 day avg SOFR US + 3.60%), 12/26/2031 (a)	193,006	195,406
Carvana Auto Receivables Trust
Series 2021-N3, Class E, 3.16%, 06/12/2028 (a)	197,874	187,774
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	1,050,000	1,004,005
Series 2023-N2, Class E, 9.94%, 04/10/2030 (a)	1,000,000	1,064,175
Series 2023-N3, Class E, 9.49%, 09/10/2030 (a)	1,000,000	1,060,473
Series 2024-N2, Class D, 6.44%, 09/10/2030 (a)	1,500,000	1,530,717
Series 2024-P2, Class D, 6.10%, 06/10/2031	375,000	381,546
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	487,409
CPS Auto Trust
Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	1,000,000	1,032,702
Series 2024-C, Class E, 8.04%, 03/15/2032 (a)	500,000	510,911
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	300,000	286,525
Series 2022-5A, Class E, 10.45%, 04/15/2030 (a)	1,000,000	1,080,048
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	200,000	217,755
Series 2024-1A, Class E, 7.89%, 08/15/2031 (a)	400,000	410,192
Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	354,000	358,255
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	500,000	509,499
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	414,000	407,083
FHF Trust, Series 2024-1A, Class C, 7.42%, 05/15/2031 (a)	700,000	718,381
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.41%, 02/15/2030 (a)	670,000	686,229
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 10/15/2030 (a)	200,000	201,635
Hertz Corp., Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	300,000	275,549
Hertz Global Holdings, Inc., Series 2022-4A, Class D, 6.56%, 09/25/2026 (a)	200,000	197,391
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.14% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	414,736	423,395
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.66% (30 day avg SOFR US + 2.65%), 11/15/2027 (a)	500,000	502,712
Lendbuzz Securitization Trust, Series 2024-2A, Class C, 7.45%, 05/15/2031 (a)	1,129,000	1,162,229
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	250,000	257,037
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	691,044	695,709
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028 (a)	25,000	25,400
Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	300,000	304,048
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	300,000	304,196
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	500,000	504,247
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	256,005	256,907
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	510,445	511,358
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028 (a)	200,000	212,563
Series 2023-1A, Class F, 16.00%, 06/17/2030 (a)	800,000	853,998
Series 2024-3A, Class D, 6.34%, 04/16/2029 (a)	1,000,000	1,007,066
Series 2024-3A, Class E, 8.64%, 07/15/2030 (a)	500,000	505,383
US Auto Funding Trust, Series 2022-1A, Class A, 3.98%, 04/15/2025 (a)	47,874	47,429
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	828,927	828,864
Series 2023-1, Class D, 11.46%, 08/15/2030 (a)	100,000	104,765
Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	680,000	689,274
Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	500,000	506,819
		23,214,850

Consumer - 11.1%
ACHV ABS TRUST
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	2,000,000	2,048,420
Series 2024-2PL, Class D, 6.40%, 10/27/2031 (a)	600,000	600,516
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)(d)	1,500,000	1,506,091
Affirm, Inc.
Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	202,263
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	200,000	203,822
Series 2024-B, Class E, 7.35%, 09/15/2029 (a)	1,000,000	995,315
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	180,000	149,862
Bankers Healthcare Group, Inc.
Series 2024-1CON, Class C, 6.86%, 04/17/2035 (a)	800,000	809,236
Series 2024-1CON, Class D, 8.00%, 04/17/2035 (a)	200,000	201,602
Cherry Securitization Trust, Series 2024-1A, Class A, 5.70%, 04/15/2032 (a)	1,000,000	992,171
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041 (a)	90,390	86,948
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	178,314	180,569
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	250,000	260,320
Series 2024-2A, Class D, 6.59%, 03/15/2050 (a)	600,000	603,509
GreenSky Home Improvement Trust
Series 2024-1, Class D, 7.33%, 06/25/2059 (a)	800,000	821,003
Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	500,000	511,474
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	436,829	416,621
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	100,000	32,248
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	3,000,000	3,046,041
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	2,500,000	2,530,562
Series 2023-4A, Class B, 8.15%, 12/15/2033 (a)	1,000,000	1,039,945
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	100,000	100,140
Series 2023-1A, Class C, 11.24%, 03/20/2045 (a)	100,000	98,466
Oportun Financial Corp., Series 2022-3, Class C, 10.15%, 01/08/2030 (a)	200,000	201,913
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	15,832	13,587
Series 2021-5, Class C, 3.93%, 08/15/2029 (a)	276,828	269,635
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	499,970	489,090
Series 2023-8, Class D, 9.00%, 06/16/2031 (a)	544,467	543,506
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	802,488	821,243
Series 2024-1, Class D, 9.00%, 07/15/2031 (a)	393,782	396,960
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	1,349,400	1,367,595
Series 2024-2, Class D, 9.00%, 08/15/2031 (a)	599,733	604,021
Series 2024-3, Class D, 9.00%, 10/15/2031 (a)	400,000	401,064
Series 2024-5, Class D, 12.97%, 10/15/2031 (a)	499,909	526,333
Series 2024-7, Class D, 10.90%, 12/15/2031 (a)	499,891	513,172
Series 2024-9, Class E, 10.11%, 03/15/2032 (a)	600,000	599,110
Pagaya AI Debt Trust, Series 2024-4, Class C, 7.24%, 08/15/2031 (a)	1,551,485	1,580,171
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	300,000	307,131
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	2,200,000	2,252,648
Series 2023-1A, Class D, 11.24%, 07/16/2029 (a)	150,000	156,044
Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	525,134
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	202,579
Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	204,336
Reach Financial LLC
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	100,000	101,428
Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	600,000	607,252
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	200,000	191,611
Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	400,000	403,904
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	250,000	251,280
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	300,000	310,521
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	334,641	329,630
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	1,000,000	963,820
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	300,000	310,022
Series 2023-2, Class B, 7.92%, 06/20/2033 (a)	1,000,000	1,024,843
Series 2023-3, Class B, 8.25%, 10/20/2033 (a)	1,500,000	1,561,350
		35,468,077

Credit Card - 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (a)	500,000	498,827

Equipment - 0.3%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	196,441
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	600,000	623,200
		819,641

Solar - 0.1%
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (a)	163,133	155,004
Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	100,000	100,244
		255,248
TOTAL ASSET-BACKED SECURITIES (Cost $59,632,703)		60,256,643

COLLATERALIZED LOAN OBLIGATIONS - 10.1%	Par	Value
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1, 7.17% (3 mo. Term SOFR + 2.55%), 10/27/2034 (a)	1,000,000	1,001,653
AMMC CDO, Series 2024-30A, Class D, 9.16% (3 mo. Term SOFR + 4.50%), 01/15/2037 (a)	250,000	255,069
Anchorage Credit Funding Ltd., Series 2019-9A, Class BR, 3.05%, 10/25/2037 (a)	1,000,000	916,482
Apidos CLO Ltd.
Series 2018-29A, Class A2, 6.44% (3 mo. Term SOFR + 1.81%), 07/25/2030 (a)	500,000	498,406
Series 2022-42A, Class C, 8.52% (3 mo. Term SOFR + 3.90%), 01/20/2036 (a)	775,000	789,155
Series 2023-46A, Class E, 12.58% (3 mo. Term SOFR + 7.95%), 10/24/2036 (a)	1,000,000	1,039,800
AREIT 2024-CRE9 Ltd., Series 2024-CRE9, Class AS, 7.02% (1 mo. Term SOFR + 2.24%), 05/17/2041 (a)	800,000	799,715
Bain Capital Credit CLO Ltd., Series 2023-4A, Class A2, 6.77% (3 mo. Term SOFR + 2.15%), 10/21/2036 (a)	1,100,000	1,102,946
Bryant Park Funding Ltd., Series 2023-19A, Class C1, 10.68% (3 mo. Term SOFR + 6.02%), 04/15/2036 (a)	1,500,000	1,519,443
Carlyle Global Market Strategies, Series 2023-2A, Class E, 12.79% (3 mo. Term SOFR + 8.17%), 07/20/2036 (a)	1,000,000	1,036,690
Cerberus Loan Funding LP, Series 2023-1A, Class C, 9.06% (3 mo. Term SOFR + 4.40%), 03/22/2035 (a)	1,500,000	1,517,625
Franklin Park Place CLO LLC, Series 2022-1A, Class E, 12.16% (3 mo. Term SOFR + 7.50%), 04/14/2035 (a)	1,000,000	990,191
Highbridge Loan Management Ltd., Series 2023-17A, Class E, 12.58% (3 mo. Term SOFR + 7.95%), 04/23/2036 (a)	1,425,000	1,452,508
Northwoods Capital Ltd., Series 2018-12BA, Class BR, 6.65% (3 mo. Term SOFR + 1.70%), 06/15/2031 (a)	3,000,000	3,004,089
Oaktree CLO Ltd.
Series 2020-1A, Class DR, 8.07% (3 mo. Term SOFR + 3.41%), 07/15/2034 (a)	1,000,000	1,001,515
Series 2023-2A, Class D, 10.07% (3 mo. Term SOFR + 5.45%), 07/20/2036 (a)	1,000,000	1,025,962
OCP CLO Ltd., Series 2023-28A, Class E, 13.05% (3 mo. Term SOFR + 8.40%), 07/16/2036 (a)	1,000,000	1,039,290
OFSI Fund Ltd., Series 2023-12A, Class D1, 10.57% (3 mo. Term SOFR + 5.95%), 01/20/2035 (a)	500,000	504,242
OZLM Ltd.
Series 2018-18A, Class B, 6.47% (3 mo. Term SOFR + 1.81%), 04/15/2031 (a)	948,000	948,920
Series 2018-20A, Class A2, 6.53% (3 mo. Term SOFR + 1.91%), 04/20/2031 (a)	550,000	548,002
Pikes Peak CLO Ltd.
Series 2023-12X, Class D, 10.45% (3 mo. Term SOFR + 5.83%), 04/20/2036 (e)	1,000,000	1,017,264
Series 2023-14A, Class E, 13.20% (3 mo. Term SOFR + 8.58%), 04/20/2036 (a)	400,000	409,563
Rad CLO Ltd., Series 2023-21A, Class B, 6.78% (3 mo. Term SOFR + 2.15%), 01/25/2033 (a)	2,000,000	2,009,182
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 9.94% (3 mo. Term SOFR + 5.32%), 01/20/2036 (a)	1,000,000	1,024,964
RR Ltd./Cayman Islands, Series 2018-4A, Class C, 7.87% (3 mo. Term SOFR + 3.21%), 04/15/2030 (a)	1,700,000	1,702,693
Silver Point Scf Clo Ltd., Series 2023-1A, Class B, 8.41% (3 mo. Term SOFR + 3.75%), 07/15/2034 (a)	3,000,000	3,017,013
Symphony CLO Ltd.
Series 2022-34A, Class ER, 12.78% (3 mo. Term SOFR + 8.15%), 07/24/2036 (a)	1,250,000	1,291,574
Series 2022-37A, Class B1R, 7.02% (3 mo. Term SOFR + 2.40%), 01/20/2037 (a)	650,000	652,282
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $32,181,325)		32,116,238

CORPORATE OBLIGATIONS - 4.1%	Par	Value
Basic Materials - 0.2%
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030 (a)	100,000	100,017
Consolidated Energy Finance SA, 12.00%, 02/15/2031 (a)	50,000	48,830
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	100,000	96,057
Mercer International, Inc., 5.13%, 02/01/2029	100,000	86,463
Methanex Corp., 5.25%, 12/15/2029	100,000	96,581
Mosaic Co., 5.63%, 11/15/2043	100,000	96,590
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	100,000	106,159
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	100,000	103,428
		734,125

Communications - 0.2%
AT&T, Inc., 4.90%, 08/15/2037	100,000	95,657
Cars.com, Inc., 6.38%, 11/01/2028 (a)	100,000	99,804
Comcast Corp., 6.50%, 11/15/2035	100,000	111,302
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	100,000	96,407
Gray Television, Inc., 5.38%, 11/15/2031 (a)	200,000	123,754
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	100,000	99,312
		626,236

Consumer, Cyclical - 0.5%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	100,000	90,771
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	99,527
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	100,000	93,863
6.50%, 02/15/2032 (a)	100,000	101,485
Carnival Corp., 6.00%, 05/01/2029 (a)	100,000	100,229
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	99,154
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	102,798
LCM Investments Holdings LLC, 8.25%, 08/01/2031 (a)	100,000	104,410
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	100,000	91,857
NCL Corp. Ltd.
8.38%, 02/01/2028 (a)	300,000	314,489
6.25%, 03/01/2030 (a)	100,000	98,983
Phinia, Inc., 6.75%, 04/15/2029 (a)	100,000	102,257
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	50,000	50,381
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	100,000	106,355
		1,556,559

Consumer, Non-cyclical - 0.8%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	204,662
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	200,000	208,027
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	90,206
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	88,654
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	100,000	87,674
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	96,500
DaVita, Inc., 6.88%, 09/01/2032 (a)	100,000	100,721
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	100,000	103,273
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	100,000	105,569
HCA, Inc., 5.45%, 09/15/2034	100,000	99,337
J M Smucker Co., 6.20%, 11/15/2033	100,000	106,864
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034 (a)	93,000	100,059
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	100,000	101,271
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	112,845
Medline Borrower LP, 5.25%, 10/01/2029 (a)	100,000	96,997
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	100,000	98,911
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	100,383
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	100,000	99,180
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)(d)	100,000	99,930
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	74,143
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	100,000	92,891
US Foods, Inc., 7.25%, 01/15/2032 (a)	100,000	104,035
VT Topco, Inc., 8.50%, 08/15/2030 (a)	100,000	105,341
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	100,000	85,830
		2,563,303

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (a)	200,000	207,853

Energy - 0.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (a)	50,000	50,593
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	36,000	36,119
6.63%, 09/01/2032 (a)	100,000	100,526
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (a)	100,000	102,844
Cheniere Energy Partners LP, 5.75%, 08/15/2034 (a)	100,000	101,198
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	100,162
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028 (a)	100,000	100,611
8.75%, 05/01/2031 (a)	100,000	102,744
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	105,318
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (a)(f)(g)	150,000	7,500
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 01/15/2029	50,000	51,094
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	40,000	43,145
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	100,157
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	100,000	97,992
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	200,000	185,419
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	100,000	90,535
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	100,000	90,372
Venture Global LNG, Inc., 8.38%, 06/01/2031 (a)	100,000	103,942
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)	108,000	112,426
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	100,000	96,741
		1,779,438

Financial - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	150,000	139,271
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	99,747
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	100,000	101,607
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	100,000	82,063
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	100,000	101,420
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	102,123
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	100,000	102,129
GGAM Finance Ltd.
8.00%, 02/15/2027 (a)	100,000	103,384
6.88%, 04/15/2029 (a)	100,000	102,269
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	100,000	103,422
goeasy Ltd., 7.63%, 07/01/2029 (a)	100,000	102,784
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	100,000	87,384
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030 (a)	100,000	87,600
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (a)	100,000	100,112
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (a)	50,000	53,296
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	100,000	107,543
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	100,000	94,078
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (a)	100,000	105,905
6.50%, 03/26/2031 (a)	100,000	103,977
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	100,000	101,902
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	101,107
OneMain Finance Corp., 5.38%, 11/15/2029	100,000	95,928
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	150,000	153,418
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	125,000	119,459
PHH Escrow Issuer LLC, 9.88%, 11/01/2029 (a)(d)	100,000	98,071
PRA Group, Inc., 5.00%, 10/01/2029 (a)	100,000	90,680
Radian Group, Inc., 6.20%, 05/15/2029	100,000	102,533
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	100,000	101,248
Starwood Property Trust, Inc., 6.00%, 04/15/2030 (a)	100,000	98,110
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	100,000	105,307
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	200,000	204,985
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	100,000	95,464
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	100,000	101,743
		3,450,069

Industrial - 0.5%
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	101,304
Builders FirstSource, Inc., 6.38%, 03/01/2034 (a)	100,000	100,930
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	84,050
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)	100,000	95,741
Coherent Corp., 5.00%, 12/15/2029 (a)	100,000	96,012
CSX Corp., 6.15%, 05/01/2037	100,000	108,495
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030 (a)	100,000	105,423
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	100,000	100,962
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	100,000	94,040
Knife River Corp., 7.75%, 05/01/2031 (a)	100,000	104,849
MasTec, Inc., 4.50%, 08/15/2028 (a)	100,000	96,591
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	50,000	49,365
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	200,000	186,994
Sealed Air Corp., 6.50%, 07/15/2032 (a)	50,000	50,804
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	200,000	198,240
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031 (a)	50,000	52,001
XPO, Inc., 7.13%, 06/01/2031 (a)	100,000	103,610
		1,729,411

Technology - 0.1%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	99,402
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	98,837
		198,239

Utilities - 0.1%
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	100,000	99,920
Pike Corp., 8.63%, 01/31/2031 (a)	50,000	53,186
Vistra Operations Co. LLC
7.75%, 10/15/2031 (a)	50,000	52,851
6.88%, 04/15/2032 (a)	100,000	103,455
6.00%, 04/15/2034 (a)	100,000	103,289
		412,701
TOTAL CORPORATE OBLIGATIONS (Cost $13,148,011)		13,257,934

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%	Par	Value
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 7.69% (1 mo. Term SOFR + 2.89%), 07/15/2041 (a)	500,000	500,245
Series 2024-IND, Class E, 8.74% (1 mo. Term SOFR + 3.94%), 07/15/2041 (a)	500,000	500,238
ARZ Trust
Series 2024-BILT, Class D, 7.00%, 06/11/2029 (a)	250,000	254,372
Series 2024-BILT, Class E, 7.49%, 06/11/2029 (a)	200,000	203,575
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.80% (1 mo. Term SOFR + 2.00%), 05/15/2039 (a)	600,000	600,767
Series 2024-NASH, Class C, 8.30% (1 mo. Term SOFR + 3.50%), 05/15/2039 (a)	200,000	200,505
Series 2024-NASH, Class D, 9.65% (1 mo. Term SOFR + 4.85%), 05/15/2039 (a)	100,000	100,252
BX Trust
Series 2024-AIRC, Class C, 7.39% (1 mo. Term SOFR + 2.59%), 08/15/2039 (a)	300,000	301,238
Series 2024-BIO, Class C, 7.44% (1 mo. Term SOFR + 2.64%), 02/15/2041 (a)	200,000	197,409
Series 2024-BIO, Class D, 8.44% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)	200,000	200,418
Series 2024-KING, Class D, 7.29% (1 mo. Term SOFR + 2.49%), 05/15/2034 (a)	500,000	501,901
Series 2024-PALM, Class D, 7.44% (1 mo. Term SOFR + 2.64%), 06/15/2037 (a)	300,000	300,035
Series 2024-VLT4, Class E, 7.69% (1 mo. Term SOFR + 2.89%), 07/15/2029 (a)	200,000	200,719
Series 2024-VLT4, Class F, 8.74% (1 mo. Term SOFR + 3.94%), 07/15/2029 (a)	500,000	500,434
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.67% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	1,500,000	1,500,137
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035 (a)(b)	300,000	299,470
Series 2024-1CHI, Class E, 7.57%, 07/15/2035 (a)(b)	200,000	199,600
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037 (a)(b)	400,000	405,529
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040 (a)(b)	500,000	507,001
Series 2024-HLTN, Class D, 7.71%, 04/13/2040 (a)(b)	300,000	305,459
Hilton USA Trust
Series 2024-ORL, Class C, 7.24% (1 mo. Term SOFR + 2.44%), 05/15/2037 (a)	200,000	199,249
Series 2024-ORL, Class D, 7.99% (1 mo. Term SOFR + 3.19%), 05/15/2037 (a)	200,000	199,261
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 8.14% (1 mo. Term SOFR + 3.34%), 06/15/2041 (a)	300,000	301,439
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039 (a)(b)	300,000	303,413
Series 2024-T53, Class F, 11.93%, 05/10/2039 (a)(b)	100,000	101,061
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039 (a)(b)	750,000	635,712
LBA Trust
Series 2024-BOLT, Class E, 8.49% (1 mo. Term SOFR + 3.69%), 06/15/2026 (a)	1,000,000	1,000,096
Series 2024-BOLT, Class F, 9.24% (1 mo. Term SOFR + 4.44%), 06/15/2026 (a)	300,000	300,028
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	298,873	307,974
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	300,000	262,468
TX Trust
Series 2024-HOU, Class D, 8.04% (1 mo. Term SOFR + 3.24%), 06/15/2039 (a)	200,000	200,022
Series 2024-HOU, Class E, 9.19% (1 mo. Term SOFR + 4.39%), 06/15/2039 (a)	1,000,000	1,000,101
WFLD Mortgage Trust, Series 2014-MONT, Class A, 0.00%, 08/10/2031 (a)(b)	278,353	253,736
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,745,405)		12,843,864

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.8%	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.56% (30 day avg SOFR US + 3.70%), 02/25/2044 (a)	1,000,000	1,027,500
Federal Home Loan Mortgage Corp.
Series 2022-DNA2, Class M1B, 7.26% (30 day avg SOFR US + 2.40%), 02/25/2042 (a)	500,000	511,928
Series 2022-DNA3, Class M1B, 7.76% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	500,000	517,990
Series 2022-HQA3, Class M1B, 8.41% (30 day avg SOFR US + 3.55%), 08/25/2042 (a)	500,000	525,657
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $2,480,455)		2,583,075

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
First American Government Obligations Fund - Class U, 4.80% (h)	6,655,959	6,655,959
TOTAL SHORT-TERM INVESTMENTS (Cost $6,655,959)		6,655,959

TOTAL INVESTMENTS - 102.9% (Cost $327,125,803)		328,559,462
Liabilities in Excess of Other Assets - (2.9%)		(9,235,446)
TOTAL NET ASSETS - 100.0%		$319,324,016
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
TBA - To be Announced

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $240,811,292 or 75.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of October 31, 2024, the value of these securities total $1,017,264 or 0.3% of the Fund’s net assets.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,500 or 0.0% of net assets as of October 31, 2024.

(g)	Issuer is currently in default.
(h)	The rate shown represents the 7-day effective yield as of October 31, 2024.

Angel Oak Income ETF
Schedule of Open Futures Contracts
October 31, 2024 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(166)	12/31/2024	$(17,800,906)	$23,458
Net Unrealized Appreciation (Depreciation)				$23,458

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$125,632,890	$–	$125,632,890
Residential Mortgage-Backed Securities - U.S. Government Agency	–	75,212,859	–	75,212,859
Asset-Backed Securities	–	60,256,643	–	60,256,643
Collateralized Loan Obligations	–	32,116,238	–	32,116,238
Corporate Obligations	–	13,250,434	7,500	13,257,934
Commercial Mortgage-Backed Securities	–	12,843,865	–	12,843,864
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	2,583,075	–	2,583,075
Short-Term Investments	6,655,959	–	–	6,655,959
Total Investments	$6,655,959	$321,896,003	$7,500	$328,559,462

Other Financial Instruments
Assets
Futures Contracts*	$23,458	–	–	$23,458

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund recognized $7,500 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/24	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/24
Corporate Obligations	$-	$–	$–	$–	$-	$–	$7,500	$–	$7,500

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at October 31, 2024, is ($48,706).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/24	Valuation\ Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Corporate Obligations	$7,500	Consensus Pricing	Observed quotes on the non-backstop bonds	$5.00	N/A

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.
**Each input presents information for one security and reflects the value as of October 31, 2024.

The average monthly notional value of long and short futures contracts during the period ended October 31, 2024, was $14,657,101 and ($1,780,091), respectively.